Defendant Asbestos and Environmental Liabilities - Allowance for Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Liability For Asbestos And Environmental Claims, Allowance for Credit Loss [Roll Forward]
Allowance for estimated uncollectible insurance balances, beginning of year	$ 3,818	$ 0
Current period change in the allowance	(2,161)	3,818
Allowance for estimated uncollectible insurance balances, end of year	4,824	3,818
Cumulative effect of change in accounting principle
Liability For Asbestos And Environmental Claims, Allowance for Credit Loss [Roll Forward]
Allowance for estimated uncollectible insurance balances, beginning of year	$ 3,167	0
Allowance for estimated uncollectible insurance balances, end of year		$ 3,167